Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,294,500	¥ 1,072,300
Foreign exchange gains (losses)—net	202,840	(324,851)
Trading account gains (losses)—net	537,284	(945,382)
Equity investment securities gains (losses)—net	(97,385)	19,247
Equity in earnings of equity method investees—net	316,339	215,049
Reversal of off-balance sheet credit instruments	1,342	4,001
Income before income tax expense	1,344,077	288,625
Fixed assets	1,365,200	1,376,900
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,295,000	1,072,000
Provision for credit losses	(129,000)	(72,000)
Foreign exchange gains (losses)—net	173,000	(379,000)
Trading account gains (losses)—net	425,000	(1,139,000)
Equity investment securities gains (losses)—net	(493,000)	625,000
Debt investment securities gains (losses)—net	(13,000)	104,000
Equity in earnings of equity method investees—net	316,000	215,000
Reversal of off-balance sheet credit instruments	1,000	4,000
Other—net	(231,000)	(141,000)
Income before income tax expense	1,344,000	289,000
Fixed assets	2,959,000	2,488,000
U.S. GAAP adjustments and other	1,594,000	1,111,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Japanese Gaap
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets	¥ 1,365,000	¥ 1,377,000